John H. Lively
The Law Offices of John H. Lively & Associates, Inc .
A member firm of The 1940 Act Law Group
2041 West 141st Terrace, Suite 119
Leawood, KS  66224
Phone: 913.660.0778   Fax: 913.660.9157
 john.lively@1940actlawgroup.com

May 18, 2011

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 2054

RE:  The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of Valued Advisers Trust (the “Trust”)(File Nos. 333-151672 and 811-22208)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Post-effective Amendment No. 34 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 35 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Amendment”) pertaining to the Angel Oak Multi-Strategy Income Fund (the “Fund”).

The Amendment is being filed pursuant to Rule 485(a) for the purpose of adding borrowing language to the Fund’s principal investment strategies and the corresponding risk disclosures.  Please be advised that all previous comments provided by the staff of the Securities and Exchange Commission (“SEC”) related to previously file amendments to the Trust’s registration statement and the Fund have been resolved.  Additionally, as requested by Ms. Laura Hatch of the SEC staff, we will submit marked copies of the prospectus in a correspondence filing.  No changes have been made to the Fund’s SAI as a result of the modification to the Fund’s principal investment strategy.  We request a limited purpose review of this 485(a) filing as, other than the changes noted above and certain other minor and conforming changes to reflect general comments recently received from the SEC staff in registration statement amendments for the Trust, the filing is the same as the version of the prospectus and SAI referenced in the Rule 497(j) letter filed with the SEC on April 19, 2011.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Sincerely,

/s/  John H. Lively

John H. Lively